RELATED PARTY ACTIVITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Due to related parties		$ 1,464,809		$ 1,464,809		$ 1,339,352	$ 1,141,213
Due to management and shareholders		84,555		84,555		93,072
Revenue from operation		2,519,426	$ 2,786,610	7,810,956	$ 8,619,354	11,094,170	10,212,377
Accounts receivable outstanding							881,676
Blue Collar
Revenue from operation		529,606	$ 351,515	1,241,060	$ 877,607	1,051,120	1,941,955
Accounts receivable		355		355
Accounts receivable outstanding		$ 0		$ 0		0	$ 169,439
Mr. Reginald Thomas [Member]
Amount received per quarter under agreement	$ 10,000					$ 10,000
Common stock shares restricted, shares	1,000,000					1,000,000
Fair value of restricted shares	$ 120,000					$ 120,000
Suspended amount	$ 10,000					10,000
Cash received from the company						$ 88,922